Eaton Vance
South Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Education — 6.8%
Clemson University, SC:
5.00%, 5/1/42	$25	$ 27,614
5.00%, 5/1/43	100	109,495
5.00%, 5/1/44	65	70,773
5.00%, 5/1/44	100	108,566
5.00%, 5/1/46	400	426,942
5.00%, 5/1/47	750	794,209
5.00%, 5/1/55	3,850	4,007,113
College of Charleston, SC, 4.00%, 4/1/40	600	596,209
Florence County, SC, (Savannah Grove Infrastructure):
4.00%, 12/1/40	245	242,904
4.00%, 12/1/41	50	49,324
4.00%, 12/1/43	215	213,726
4.125%, 12/1/45	85	83,280
4.25%, 12/1/49	755	708,943
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	2,000	2,010,802
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/37	1,300	1,462,078
5.00%, 10/1/38	260	291,024
South Carolina Jobs-Economic Development Authority, (R.D. Anderson Applied Technology Center):
4.625%, 4/1/42	360	372,050
4.625%, 4/1/43	200	205,947
5.00%, 4/1/50	840	868,237
5.25%, 4/1/45	1,695	1,835,644
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	1,000	1,011,401
University of South Carolina:
4.00%, 5/1/51	320	292,661
5.00%, 5/1/46	955	1,002,822
		$ 16,791,764
Electric Utilities — 6.4%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,155	$ 1,997,145
5.00%, 1/1/38	225	252,940
5.00%, 1/1/39	275	307,420
5.00%, 1/1/40	375	417,575
5.00%, 1/1/41	325	358,299
5.00%, 1/1/46	350	371,880
5.00%, 1/1/47	325	343,223
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
South Carolina Public Service Authority:
5.00%, 12/1/44	$750	$ 807,090
5.00%, 12/1/44	1,600	1,732,844
5.00%, 12/1/45	3,400	3,649,242
5.25%, 12/1/35	450	503,220
5.50%, 12/1/40	1,500	1,665,816
5.50%, 12/1/54	2,025	2,148,010
South Carolina Public Service Authority, (Santee Cooper), 5.00%, 12/1/45	1,140	1,216,654
		$ 15,771,358
General Obligations — 15.9%
Anderson County School District No. 4, SC, 5.00%, 3/1/39	$2,430	$ 2,735,648
Beaufort County School District, SC:
2.00%, 3/1/36	120	101,826
4.00%, 3/1/50	1,815	1,730,974
Berkeley County, SC:
4.00%, 6/1/44	180	179,881
5.00%, 6/1/38	820	940,445
Clover School District No. 2, SC, 5.00%, 10/1/26	1,540	1,551,649
Dorchester County School District No. 4, SC, 5.00%, 3/1/46	825	868,972
Florence County, SC, 4.00%, 2/1/45	25	24,646
Fort Mill School District No. 4, SC, 4.00%, 3/1/39	2,070	2,074,302
Greenville County School District, SC, 5.00%, 6/29/26	3,510	3,515,404
Hampton County School District, SC:
4.00%, 3/1/46	880	870,422
4.125%, 3/1/47	875	869,509
4.125%, 3/1/48	740	728,018
4.125%, 3/1/49	1,695	1,659,178
Hilton Head Island, SC, 4.00%, 6/1/41	1,185	1,229,674
Oconee County, SC:
5.00%, 4/1/42	2,065	2,229,893
5.00%, 4/1/43	1,680	1,805,726
Orangeburg County School District, SC, 5.00%, 8/13/26	4,105	4,123,071
Puerto Rico:
5.625%, 7/1/29	500	525,634
5.75%, 7/1/31	1,626	1,761,553
South Carolina, 5.00%, 4/1/38	4,900	5,383,764
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	3,440	3,591,518
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	850	852,665
		$ 39,354,372

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 21.0%
Greenville Health System, SC, 5.00%, 5/1/39	$1,215	$ 1,215,734
JPMorgan Chase Putters Drivers Trust, SC, (LOC: JPMorgan Chase Bank, N.A.), 2.35%, 5/1/47(1)(2)	6,500	6,500,000
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,565	5,569,206
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/42	3,235	3,203,279
4.00%, 2/1/43	2,000	1,964,579
5.00%, 2/1/38	2,405	2,406,507
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/34	350	370,254
5.50%, 11/15/44	2,125	2,204,128
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,475	1,401,280
5.00%, 10/1/37	1,000	1,082,890
5.00%, 12/1/46	2,570	2,631,587
5.25%, 11/1/43	490	536,151
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,480	1,400,815
5.25%, 11/1/54	2,000	2,095,077
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group):
4.00%, 11/1/42	915	884,241
5.50%, 11/1/45	2,435	2,664,330
5.50%, 11/1/48	2,735	2,932,889
5.50%, 11/1/54	3,000	3,182,881
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	425	436,581
(LOC: TD Bank, N.A.), 2.80%, 5/1/48(2)	2,000	2,000,000
(LOC: TD Bank, N.A.), 2.80%, 5/1/48(2)	7,045	7,045,000
		$ 51,727,409
Housing — 8.0%
Charleston Housing Authority, SC, 4.50%, 9/1/35	$10	$ 10,135
Greenville Housing Authority, SC, (Cherokee Landing Apartments), (FNMA), 4.91%, 7/1/43	400	422,641
South Carolina Housing Finance and Development Authority:
4.20%, 7/1/42	480	476,453
4.375%, 7/1/44	2,805	2,816,886
(FHLMC), (FNMA), (GNMA), 3.25%, 1/1/35	620	596,079
Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Housing Finance and Development Authority: (continued)
(FHLMC), (FNMA), (GNMA), 4.65%, 7/1/50	$570	$ 569,536
(FHLMC), (FNMA), (GNMA), 4.80%, 7/1/45	2,000	2,031,709
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/32	45	50,898
(FNMA), 4.80%, 5/1/43	1,000	1,044,822
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), 4.00% to 3/1/35 (Put Date), 3/1/62	3,470	3,498,826
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott):
4.00%, 11/1/35	1,745	1,736,855
5.00%, 11/1/35	2,460	2,590,024
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	1,150	1,144,685
4.25%, 12/1/36	1,500	1,495,099
5.00%, 12/1/35	1,275	1,343,313
		$ 19,827,961
Industrial Development Revenue — 3.8%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 3.95%, 4/1/33	$2,320	$ 2,321,293
South Carolina Jobs-Economic Development Authority, (South Carolina Generating Co., Inc.), (AMT), (LOC: TD Bank, N.A.), 1.60%, 12/1/38(3)	7,000	7,000,000
		$ 9,321,293
Insured - Education — 0.2%
College of Charleston, SC:
(AG), 4.25%, 4/1/43	$160	$ 162,175
(BAM), 2.25%, 4/1/39	300	233,546
		$ 395,721
Insured - Electric Utilities — 3.0%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,087,606
(NPFG), 5.25%, 7/1/32	1,350	1,364,777
(NPFG), 5.25%, 7/1/34	1,820	1,828,064
South Carolina Public Service Authority, (BAM), 4.00%, 12/1/52	3,560	3,227,737
		$ 7,508,184

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.8%
Rock Hill, SC, (Hospitality Fee Pledge):
(BAM), 4.00%, 4/1/43	$1,170	$ 1,163,201
(BAM), 4.125%, 4/1/45	905	898,621
(BAM), 4.25%, 4/1/47	10	9,917
		$ 2,071,739
Insured - Utilities — 0.3%
Greer, SC, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$825	$ 840,839
		$ 840,839
Lease Revenue/Certificates of Participation — 6.5%
Camden Public Facilities Corp., SC, (Camden City Hall and Public Safety):
4.00%, 4/1/45	$500	$ 489,022
4.25%, 4/1/47	300	293,883
4.375%, 4/1/49	150	146,898
4.50%, 4/1/51	100	99,122
Clemson Public Facilities Corp., SC, 5.00%, 12/1/50	1,150	1,187,489
Florence County School District No. 3, SC:
4.00%, 12/1/39	600	600,719
4.00%, 12/1/41	950	944,695
Fort Mill School District No. 4, SC, 5.00%, 6/1/30	25	27,078
Georgetown County Scago Public Facilities Corp., SC:
4.00%, 6/1/43	975	969,338
5.00%, 6/1/40	1,000	1,075,605
Greer, SC, (Corporation ForGreer):
4.00%, 9/1/45	1,245	1,231,896
5.00%, 9/1/50	2,725	2,838,900
5.25%, 9/1/44	500	550,121
5.25%, 9/1/45	420	458,228
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,572,594
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	240	238,580
5.00%, 9/1/49	1,780	1,849,262
Summerville Municipal Facilities Corp., SC, (Town Of Summerville):
4.00%, 10/1/44	5	4,945
5.00%, 10/1/42	1,000	1,104,469
5.00%, 10/1/43	250	274,456
		$ 15,957,300
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,500,239
		$ 1,500,239
Senior Living/Life Care — 4.2%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,001,877
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/49	1,105	948,209
4.00%, 4/1/54	745	614,624
5.00%, 4/1/54	2,455	2,387,710
South Carolina Jobs-Economic Development Authority, (Rolling Green Village), 5.50%, 12/1/45	800	821,826
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island), 7.50%, 11/15/53	1,000	1,080,004
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/29	640	644,825
5.00%, 4/1/38	1,000	1,003,394
5.00%, 4/1/48	1,020	975,882
5.00%, 4/1/52	470	437,347
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	506,614
		$ 10,422,312
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority:
5.00%, 9/1/34(1)	$250	$ 263,740
5.00%, 9/1/38(1)	200	204,082
Goose Creek, SC, 5.25%, 10/1/45(1)	800	816,516
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	605	606,857
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,732,357
		$ 4,623,552
Transportation — 5.0%
Charleston County Airport District, SC:
5.00%, 7/1/41	$155	$ 170,339
(AMT), 5.25%, 7/1/49	3,670	3,821,641
Greenville-Spartanburg Airport District, SC, 5.25%, 7/1/54	2,065	2,147,963
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	300	304,026

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
South Carolina Ports Authority: (continued)
(AMT), 5.00%, 7/1/44	$5,680	$ 5,769,656
		$ 12,213,625
Water and Sewer — 11.8%
Anderson County, SC, Sewer System Revenue, 4.00%, 8/1/43	$175	$ 173,969
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/50	1,375	1,311,344
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,415	2,538,843
Clemson, SC, Water and Sewer System Revenue, 4.00%, 6/1/49	50	47,258
Columbia, SC, Waterworks and Sewer System Revenue:
5.00%, 2/1/42	675	753,443
5.00%, 2/1/43	625	693,308
5.00%, 2/1/44	410	450,684
5.00%, 2/1/45	575	626,515
5.00%, 2/1/46	295	318,432
5.00%, 2/1/47	4,795	5,041,358
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	160	149,372
4.00%, 9/1/48	505	489,091
4.25%, 9/1/48	2,830	2,794,001
Grand Strand Water & Sewer Authority, SC:
4.00%, 6/1/51	340	322,018
5.00%, 6/1/44	2,360	2,590,658
5.00%, 6/1/45	1,215	1,321,746
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/49	110	103,058
Mount Pleasant, SC, Water & Sewer Revenue:
5.00%, 6/1/41	1,750	1,965,696
5.00%, 6/1/42	955	1,064,978
5.00%, 6/1/43	345	382,478
Myrtle Beach, SC:
4.00%, 6/1/43	370	371,457
4.125%, 6/1/45	220	220,920
5.00%, 6/1/41	275	303,731
5.00%, 6/1/42	275	301,991
5.00%, 6/1/44	410	445,085
Renewable Water Resources, SC, Sewer System Revenue, 4.00%, 4/1/44	1,445	1,448,296
South Island Public Service District, SC:
4.00%, 4/1/49	540	521,077
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
South Island Public Service District, SC: (continued)
5.00%, 4/1/47	$1,000	$ 1,040,423
Woodruff-Roebuck Water District, SC:
5.25%, 6/1/50	555	584,139
5.25%, 6/1/55	665	696,051
		$ 29,071,420
Total Tax-Exempt Municipal Obligations (identified cost $235,084,118)		$237,399,088

Taxable Municipal Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 401,518
		$ 401,518
Student Loan — 0.1%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$250	$ 245,955
		$ 245,955
Total Taxable Municipal Obligations (identified cost $750,000)		$ 647,473

Short-Term Investments — 2.8%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.53%(4)	7,043,990	$ 7,044,694
Total Short-Term Investments (identified cost $7,044,694)		$ 7,044,694
Total Investments — 99.3% (identified cost $242,878,812)		$245,091,255
Other Assets, Less Liabilities — 0.7%		$ 1,698,599
Net Assets — 100.0%		$246,789,854

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $9,795,140 or 4.0% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(4)	The rate shown is the annualized seven-day yield as of May 31, 2026.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2026, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 2.3% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$237,399,088	$ —	$237,399,088
Taxable Municipal Obligations	—	647,473	—	647,473
Short-Term Investments	7,044,694	—	—	7,044,694
Total Investments	$7,044,694	$238,046,561	$—	$245,091,255
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.